Subsequent Event- Additional Information (Details) $ / shares in Units, Warrant in Millions	Jan. 01, 2021 CAD ($) shares Warrant / shares Warrant $ / shares	Dec. 31, 2020 CAD ($) $ / shares	Dec. 31, 2019 CAD ($)
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Available borrowing capacity		$ 1,100,000,000
Transportation and Storage		21,397,000,000	$ 21,499,000,000
Transportation Commitment		$ 14,000,000,000	$ 13,000,000,000
Cenovus and Husky Merger [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued | shares	0.7845
Number of warrants issued | Warrant / shares	0.0651
Closing share price reported on the TSX | $ / shares		$ 7.75
Fair value of warrants transferred	$ 216,000,000
Exercise price of warrants | $ / shares	$ 6.54
Number of common shares permitted for exchange of each stock option | shares	0.7845
Number of shares used for calculation of exercise price per share in option exchange | shares	0.7845
Fair value of replacement stock options	$ 9,000,000
Fair value of trade and other receivables acquired	1,100,000,000
Gross contractual amounts of trade and other receivables acquired	1,200,000,000
Best estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables	36,000,000
Acquisition related costs	29,000,000
Cash	735,000,000
Available borrowing capacity	3,700,000,000
Uncommitted demand facilities	508,000,000
Borrowing capacity from committed credit facilities	4,000,000,000
Borrowing capacity from uncommitted demand facilities	975,000,000
Amount of undrawn facilities for general purposes	850,000,000
Total commitments	18,700,000,000
Transportation and Storage	7,400,000,000
Transportation Commitment	$ 1,700,000,000
Common Share [Member] | Cenovus and Husky Merger [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of instruments issued | shares	788,500,000
Fair value of shares transferred	$ 6,100,000,000
Common Share Purchase Warrants [Member] | Cenovus and Husky Merger [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of instruments issued | Warrant	65.4
Common Share Warrants [Member] | Cenovus and Husky Merger [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Fair value of warrants transferred	$ 216,000,000
Preferred Share [Member] | Cenovus and Husky Merger [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of instruments issued | shares	36,000,000
Fair value of shares transferred	$ 519,000,000